Loan Commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Unused Commitments Revolving Openend Lines Secured By Real Estate [Member] | Fixed [Member]
Loss Contingencies [Line Items]
Outstanding loan commitments
Unused Commitments Revolving Openend Lines Secured By Real Estate [Member] | Variable [Member]
Loss Contingencies [Line Items]
Outstanding loan commitments	9,520	9,512
Other unused commitments, Other [Member] | Fixed [Member]
Loss Contingencies [Line Items]
Outstanding loan commitments	1,145	801
Other unused commitments, Other [Member] | Variable [Member]
Loss Contingencies [Line Items]
Outstanding loan commitments	1,240	1,448
Other unused commitments, Commercial and industrial loans [Member] | Fixed [Member]
Loss Contingencies [Line Items]
Outstanding loan commitments	2,156
Other unused commitments, Commercial and industrial loans [Member] | Variable [Member]
Loss Contingencies [Line Items]
Outstanding loan commitments		1,331
Unused commitments, Commitments to fund real estate construction loans [Member] | Fixed [Member]
Loss Contingencies [Line Items]
Outstanding loan commitments	2,715	1,104
Unused commitments, Commitments to fund real estate construction loans [Member] | Variable [Member]
Loss Contingencies [Line Items]
Outstanding loan commitments	3,386	2,294
Other unused commitments, Letters of credit [Member] | Fixed [Member]
Loss Contingencies [Line Items]
Outstanding loan commitments
Other unused commitments, Letters of credit [Member] | Variable [Member]
Loss Contingencies [Line Items]
Outstanding loan commitments